Unaudited consolidated statement of cash flows - CNY (¥) ¥ in Thousands	9 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Cash flows from operating activities
Cash generated from operations	¥ 1,219,458	¥ 1,039,707
Income tax paid	(171,273)	(120,881)
Net cash from operating activities	1,048,185	918,826
Cash flows from investing activities
Payments for purchases of property, plant and equipment and intangible assets	(312,704)	(36,192)
Payment for acquisition of land use right	(891,428)
Proceeds from disposal of property, plant and equipment and intangible assets		3,336
Payments for purchases of other investments	(10,985,482)	(21,168,284)
Proceeds from disposal of other investments	10,885,482	21,068,284
Interest income	39,181	31,690
Investment income from other investments	54,194	39,319
Proceeds from repayment from related parties		14,713
Payments for investment in an equity-accounted investee		(355,927)
Acquisition of a subsidiary, net of cash acquired	(683,483)	(8,824)
Net cash used in investing activities	(1,894,240)	(411,885)
Cash flows from financing activities
Proceeds from subscription of restricted shares and exercise of options	482	2,619
Proceeds from initial public offering and exercise of the over-allotment option, net of underwriting commissions and other issuance costs		4,178,860
Repayment of loans and borrowings	(503)	(414,037)
Payment of capital element and interest element of lease liabilities	(245,876)	(183,774)
Interest paid	(1,000)	(1,488)
Dividend paid	(306,255)
Payments of repurchase of shares	(54,704)
Prepayment for repurchase of shares	(17,061)
Payments of listing expenses	(4,742)
Net cash from/(used in) financing activities	(629,659)	3,582,180
Net increase/(decrease) in cash and cash equivalents	(1,475,714)	4,089,121
Cash and cash equivalents at the beginning of the period	2,853,980	6,771,653
Effect of movements in exchange rates on cash held	(26,057)	(18,684)
Cash and cash equivalents at the end of the period	¥ 5,269,882	¥ 6,924,417